Income Tax (Details 2)	Jan. 31, 2023 CAD ($)	Jan. 31, 2023 USD ($)	Jan. 31, 2022 CAD ($)
Statement [Line Items]
Intangible assets	$ 14,599,580		$ 15,339,660
Property and equipment	33,570		8,120
Contingent liability	1,856,930
Financing costs	3,078,420		5,138,660
Capital loss	11,766,200		5,184,180
Total unrecognized deductible temporary differences	90,907,480		76,446,290
Australia [Member]
Statement [Line Items]
Tax loss carryforwards	19,250		12,080
Hong Kong [Member]
Statement [Line Items]
Tax loss carryforwards	79,370		73,160
Canada [Member]
Statement [Line Items]
Tax loss carryforwards	58,788,940		50,216,400
United State [Member]
Statement [Line Items]
Tax loss carryforwards	$ 685,220	$ 685,220	$ 474,030